Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule Of Foreign Exchange Rates

Below is a table with foreign exchange rates used for translation:

	(Average Rate) Years Ended December 31,
	2012		2011

Chinese Renminbi (RMB)	RMB	6.3198	RMB	6.4735
United States dollar ($)		$1.0000		$1.0000

As of December 31,	2012		2011

Chinese Renminbi (RMB)	RMB	6.3161	RMB	6.3647
United States dollar ($)		$1.0000		$1.0000

Schedule Of Useful Lives Of Property Pland And Equipment

Depreciation is computed using the straight-line method over the estimated useful lives as follows:

Buildings	30 to 40 years
Shop equipment	5 years
Office equipment	3 years
Motor vehicles	5 years
Car park	43 years
Leasehold improvements	Shorter of estimated useful life or term of lease

Schedule Of Fair Value Of Warrants

The assumptions that were used to calculate fair value as of December 31, 2009 were as follows:

Investor Warrants:	12/31/2009
Expected volatility	54%
Risk free rate	1.82%
Expected terms	3.24
Expected dividend yield	-